Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Revenues (a) (b)	$77,012	$117,843	$78,365	$63,189
Expenses (a)	49,940	54,121	58,290	59,160
Net income	23,616	81,060	25,258	9,204
Add: Net loss attributable to noncontrolling interests	330	384	581	569
Less: Net income attributable to redeemable
noncontrolling interests	(603)	(1)	(637)	(682)
Net income attributable to W. P. Carey members	23,343	81,443	25,202	9,091
Earnings per share attributable to W. P. Carey members -
Basic	0.58	2.02	0.62	0.22
Diluted	0.58	1.99	0.62	0.23

Distributions declared per share	0.512	0.550	0.560	0.563

	Three Months Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Revenues (a)	$61,652	$69,024	$58,047	$81,131
Expenses (a)	42,341	42,971	41,578	48,843
Net income	14,302	23,721	16,371	20,557
Add: Net loss attributable to noncontrolling interests	286	128	81	(181)
Less: Net income attributable to redeemable
noncontrolling interests	(175)	(417)	(106)	(595)
Net income attributable to W. P. Carey members	14,413	23,432	16,346	19,781
Earnings per share attributable to W. P. Carey members -
Basic	0.36	0.59	0.41	0.50
Diluted	0.36	0.59	0.41	0.50

Distributions declared per share	0.504	0.506	0.508	0.510